Employee Benefits and Share-Based Compensation - Summary of Restricted Unit Activity (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
"Time-Based Units" ("TBUs")
Number of Restricted Share Awards
Non-vested as of January 1, 2019 | shares	2,973,032
Granted | shares	1,929,495
Vested | shares	(1,430,291)
Forfeited or expired | shares	(226,611)
Non-vested as of December 31, 2019 | shares	3,245,625
Non-vested and expected to vest as of December 31, 2019 | shares	3,245,625
Weighted- Average Grant-Date Fair Value
Non-vested as of January 1, 2019 | $ / shares	$ 53.98
Granted | $ / shares	55.00
Vested | $ / shares	53.02
Forfeited or expired | $ / shares	55.04
Non-vested as of December 31, 2019 | $ / shares	54.94
Non-vested and expected to vest as of December 31, 2019 | $ / shares	$ 54.94
Performance-Based RSU Awards
Number of Restricted Share Awards
Non-vested as of January 1, 2019 | shares	825,614
Granted | shares	462,282
Vested | shares	(121,000)
Forfeited or expired | shares	(37,500)
Non-vested as of December 31, 2019 | shares	1,129,396
Non-vested and expected to vest as of December 31, 2019 | shares	483,976
Weighted- Average Grant-Date Fair Value
Non-vested as of January 1, 2019 | $ / shares	$ 56.58
Granted | $ / shares	55.27
Vested | $ / shares	56.27
Forfeited or expired | $ / shares	56.27
Non-vested as of December 31, 2019 | $ / shares	56.09
Non-vested and expected to vest as of December 31, 2019 | $ / shares	$ 56.61
Market-Based RSU Awards
Number of Restricted Share Awards
Non-vested as of January 1, 2019 | shares	50,000
Non-vested as of December 31, 2019 | shares	50,000
Weighted- Average Grant-Date Fair Value
Non-vested as of January 1, 2019 | $ / shares	$ 59.43
Non-vested as of December 31, 2019 | $ / shares	$ 59.43